Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Schedule Of Marketable Securities

	At December 31, 2013				At December 31, 2012
	Cost	Unrealized gain/(loss)	Write-down	Fair value	Cost	Unrealized gain/(loss)	Write-down	Fair value

Equity Securities	$510	$(59)	$(275)	$176	$663	$2	$(39)	$626
	$510	$(59)	$(275)	$176	$663	$2	$(39)	$626